SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets Gross Carrying Amount	$ 664	$ 680
Finite lived intangible assets Accumulated Amortization Amount	(646)	(647)
Finite lived intangible assets Net Carrying Amount	18	33
Indefinite lived intangible assets Gross Carrying Amount	124,446	127,378
Indefinite lived intangible assets Accumulated Amortization Amount
Indefinite lived intangible assets Net Carrying Amount	124,446	127,378
Intangible assets Gross Carrying Amount	125,110	128,058
Intangible assets Net Carrying Amount	124,464	127,411
Computer Software, Intangible Asset [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets Gross Carrying Amount	461	472
Finite lived intangible assets Accumulated Amortization Amount	(443)	(439)
Finite lived intangible assets Net Carrying Amount	18	33
Patents [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets Gross Carrying Amount	203	208
Finite lived intangible assets Accumulated Amortization Amount	(203)	(208)
Finite lived intangible assets Net Carrying Amount
Trademark and Manufacturing License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangible assets Gross Carrying Amount	124,446	127,378
Indefinite lived intangible assets Accumulated Amortization Amount
Indefinite lived intangible assets Net Carrying Amount	$ 124,446	$ 127,378